Consolidated Statements of Income and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
REVENUE	$ 29,522,353	$ 29,908,561	$ 25,494,564
COST OF REVENUE	(20,682,326)	(20,484,996)	(18,382,637)
GROSS PROFIT	8,840,027	9,423,565	7,111,927
OPERATING EXPENSES
Selling expenses	(293,719)	(218,822)	(138,530)
General and administrative expenses	(2,329,198)	(2,239,967)	(1,323,726)
Research and development expenses	(298,469)	(424,558)	(249,050)
Total operating expenses	(2,921,386)	(2,883,347)	(1,711,306)
INCOME FROM OPERATIONS	5,918,641	6,540,218	5,400,621
OTHER INCOME (EXPENSES)
Interest income	9,419	1,392	3,207
Interest expense	(238,224)	(446,884)	(417,266)
Unrealized foreign transaction exchange gain (loss)	35,008	18,831	(45,124)
Government subsidies	25,415	1,306,627	449,972
Income from short-term investments		20,343	565
Other income	(195,279)	68,922	38,409
Total other income (expenses) , net	(363,661)	969,231	29,763
INCOME BEFORE INCOME TAX PROVISION	5,554,980	7,509,449	5,430,384
INCOME TAX PROVISION	(1,002,298)	(1,267,025)	(820,931)
NET INCOME	4,552,682	6,242,424	4,609,453
Less: net income (loss) attributable to non-controlling interest	(43,300)	4,936	18,650
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	4,595,982	6,237,488	4,590,803
OTHER COMPREHENSIVE INCOME (LOSS)
Total foreign currency translation adjustment	(1,040,285)	(2,855,701)	612,806
TOTAL COMPREHENSIVE INCOME	3,512,397	3,386,723	5,222,259
Less: foreign currency translation adjustment attributable to non-controlling interest	9,989	(2,309)	2,483
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ 3,502,408	$ 3,389,032	$ 5,219,776
EARNINGS PER SHARE
Basic	$ 0.50	$ 0.75	$ 0.69
Diluted	$ 0.50	$ 0.74	$ 0.68
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	9,139,600	8,360,774	6,615,833
Diluted	9,198,107	8,396,064	6,706,235